Redeemable Preferred Stock (Q2) (Details)		3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 1998 shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2006 USD ($)	Jun. 30, 2020 USD ($) Tranche $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 1991 $ / shares shares	Dec. 31, 1990 Tranche shares	Apr. 18, 2017 USD ($)
Preferred stock [Abstract]
Preferred stock dividend rate per annum							12.00%
Senior Redeemable Preferred Stock [Abstract]
Redemption amount of senior redeemable preferred stock | $										$ 2,100,000
Public Preferred Stock [Member]
Preferred stock [Abstract]
Preferred stock authorized (in shares) | shares		6,000,000		6,000,000	6,000,000
Preferred stock par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01
Preferred stock dividend rate per annum				12.00%	12.00%			6.00%
Dividends Payable | $		$ 109,300,000		$ 109,300,000	$ 107,400,000	$ 103,500,000
Preferred stock issued and outstanding (in shares) | shares		3,185,586		3,185,586	3,185,586				2,858,723
Preferred stock issued (in shares) | shares									2,858,723
12% Cumulative Exchangeable Redeemable Preferred Stock [Abstract]
Adjusted accrued accretion of public preferred stock | $			$ 1,500,000
Number of shares declared as dividend (in shares) | shares								736,863
Number of annual tranches during the period | Tranche				5					5
Period during which redeemable preferred stock not callable				12 months	12 months
Preferred stock dividend rate per annum (in dollars per share) | $ / shares				$ 1.20	$ 1.20			$ 0.60
Preferred stock, liquidation preference (in dollars per share) | $ / shares		$ 10		$ 10	$ 10
Dividends on preferred stock | $		$ 1,000,000		$ 1,900,000	$ 3,800,000
Redemption of public preferred stock (in shares) | shares	410,000
Senior Redeemable Preferred Stock [Member]
Senior Redeemable Preferred Stock [Abstract]
Accrued dividends reported as interest expenses | $					$ 0	$ 0	$ 20,000